Financial result (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Financial result
Interest expense	€ (1,005)	€ (325)	€ (1,692)	€ (934)
Interest expense on lease liability	(36)	(50)	(127)	(145)
Long-term debt	(486)	(254)	(1,094)	(745)
Expense from revaluation of derivative financial instruments	(481)		(394)
Fair value valuation of financial assets			(73)
Other	(2)	(21)	(4)	(44)
Interest income	77	184	573	447
Payout of bond funds	29	44	74	115
Income from revaluation of derivative financial instruments		74	486	133
Fair value valuation of financial assets	47	63		188
Other	1	3	13	11
Financial result	€ (928)	€ (141)	€ (1,119)	€ (487)